Earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Schedule of components used in calculation of basic and diluted earnings per share
The following table shows the components used in the calculation of basic and diluted earnings per common share for earnings attributable to common shareholders.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2019	2018	2019	2018
Net earnings attributable to common shareholders - basic	761	704	1,501	1,365
Dividends declared per common share (in dollars)	0.7925	0.7550	1.5850	1.5100

Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	899.5	898.0	898.9	899.1
Assumed exercise of stock options (1)	0.8	0.3	0.5	0.3

Weighted average number of common shares outstanding - diluted (in millions)	900.3	898.3	899.4	899.4

(1)
The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 3,379,952 for the second quarter of 2019 and 6,349,240 for the first half of 2019, compared to 12,050,731 for both the second quarter of 2018 and the first half of 2018.